Income tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax
16	Income tax

(a)	Income tax expense in the consolidated income statement

	2019	2018	2017
	RMB million	RMB million	RMB million
PRC income tax
–Provision for the year	1,611	962	2,280
–Under/(over)-provision in prior year	10	(27)	(2)

	1,621	935	2,278
Deferred tax (Note 29)
Origination and reversal of temporary differences	(650)	65	(302)

Income tax expense	971	1,000	1,976

In respect of a majority of the Group’s airlines operation outside mainland China, the Group has either obtained exemptions from overseas taxation pursuant to the bilateral aviation agreements between the overseas governments and the PRC government, or has sustained tax losses in those overseas jurisdictions. Accordingly, no provision for overseas income tax has been made for overseas airlines operation in the current and prior years.
For the year of 2019, the Company and its branches are liable to income tax rates ranging from 15% to 25% (2018: 15% to 25%; 2017: 15% to 25%), and the subsidiaries of the Company are liable to income tax rates ranging from 15% to 30% (2018: 15% to 30%; 2017: 15% to 25%). China Southern West Australian Flying College Pty Ltd. (“Flying College”), one of the subsidiaries of the Company, is located in Australia and is subject to income tax at 30%. Certain subsidiaries of the Company are located in Hong Kong and are subject to income tax at 16.5%.

(b)	Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates

	2019	2018	2017
	RMB million	RMB million	RMB million
Profit before income tax	4,055	4,364	8,874

Notional tax on profit before taxation, calculated at the rates applicable to profits in the tax jurisdictions concerned (Note 16(a))	964	1,089	2,179
Adjustments for tax effect of:
Non-deductible expenses	18	23	9
Share of results of associates and joint ventures and other non-taxable income	(50)	(121)	(137)
Taxable temporary differences for which no deferred tax liabilities were recognized	—	—	(27)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	62	73	26
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(3)	(17)	(72)
Under/(over)-provision in prior year	10	(27)	(2)
Super deduction of research and development expenses	(30)	(20)	—

Tax expense	971	1,000	1,976